EMPLOYEE BENEFITS (Tables)	6 Months Ended
Jun. 30, 2021
Retirement Benefits [Abstract]
SCHEDULE OF COMPONENTS OF NET PERIODIC BENEFIT COST

The Components of net periodic benefit cost were as follows (in US$ thousands):

	Quarter ended		Year-to-date period ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020

Service cost	$1,100	$761	$2,066	$1,900
Interest cost	275	190	517	475
Other	-	-	-	-
Net cost	$1,375	$951	$2,583	$2,375